Provisions and Other (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Other Provisions [Abstract]
Disclosure of Provisions and Other
Workers’ Compensation
Balance December 31, 2017	$13,232
Expensed during the year	3,359
Payment of deductibles and uninsured claims	(4,271)
Effects of foreign currency exchange differences	1,053
Balance December 31, 2018	13,373
Expensed during the year	4,047
Payment of deductibles and uninsured claims	(4,915)
Effects of foreign currency exchange differences	(639)
Balance December 31, 2019	$11,866

	2019	2018
Current	$1,907	$2,796
Long-term	9,959	10,577
	$11,866	$13,373